John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value

Senior loans (A)(B) 79.5%				$152,016,159
(Cost $149,183,995)
Communication services 4.7%				9,059,269
Avtex Solutions LLC, Term Loan (3 month LIBOR + 5.000%)	5.750	02-08-24	4,706,713	4,706,713
Leg, Inc., Delayed Draw Term Loan (3 month LIBOR + 4.000%)	5.000	07-25-25	1,289,086	1,289,086
Leg, Inc., Term Loan (3 and 6 month LIBOR + 4.000%)	5.000	07-25-25	3,063,470	3,063,470
Consumer staples 1.6%				2,984,925
Fresh Holdco, Inc., Term Loan (6 month LIBOR + 5.500%)	6.500	01-24-26	2,984,925	2,984,925
Energy 2.1%				4,069,115
Andretti Buyer LLC, Term Loan (3 month LIBOR + 6.250%)	7.250	06-30-26	4,082,071	4,069,115
Financials 14.5%				27,624,165
Cerity Partners LLC, Term Loan (1 month LIBOR + 5.750%)	6.750	12-31-25	5,272,727	5,291,167
GC Waves Holdings, Inc., Delayed Draw Term Loan (3 month LIBOR + 5.750%)	6.750	10-31-25	861,443	861,443
GC Waves Holdings, Inc., Term Loan (3 month LIBOR + 5.750%)	6.750	10-31-25	3,250,508	3,250,508
High Street Insurance Partners, Inc., Delayed Draw Term Loan (1 month LIBOR + 6.500%)	7.500	12-03-25	285,400	285,400
High Street Insurance Partners, Inc., Term Loan (1 and 3 month LIBOR + 6.500%)	7.500	12-03-25	4,777,091	4,777,091
Oakbridge Insurance Agency LLC, Revolver (3 month LIBOR + 5.500%)	6.500	12-31-26	310,248	307,874
Oakbridge Insurance Agency LLC, Term Loan A (3 month LIBOR + 5.500%)	6.500	12-31-26	3,322,753	3,297,326
Simplicity Financial Marketing Holdings, Inc., Delayed Draw Term Loan (1 and 3 month LIBOR + 5.750%)	6.750	09-13-24	806,188	814,250
Simplicity Financial Marketing Holdings, Inc., Term Loan (3 month LIBOR + 5.750%)	6.750	09-13-24	4,703,247	4,750,280
Worldwide Facilities LLC, 2019 Term Loan (1 and 3 month LIBOR + 4.500%)	4.737	09-07-26	3,988,826	3,988,826
Health care 9.7%				18,579,260
MB2 Dental Solutions LLC, 2021 Delayed Draw Term Loan (Prime rate + 5.000%)	8.250	01-29-27	203,998	203,998
MB2 Dental Solutions LLC, 2021 Term Loan (3 month LIBOR + 6.000%)	6.212	01-29-27	5,332,522	5,332,522
Medbio LLC, Term Loan (3 month LIBOR + 6.000%)	7.000	07-18-24	4,326,087	4,369,348
Therapeutic Research Center LLC, Term Loan (1 and 3 month LIBOR + 4.750%)	5.750	03-21-26	4,684,971	4,614,696
ZBS Alliance Animal Health LLC, Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	1,930,679	1,969,292
ZBS Alliance Animal Health LLC, First Amendment Delayed Draw Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	356,533	375,210
ZBS Alliance Animal Health LLC, Term Loan (1 month LIBOR + 5.750%)	6.750	11-07-25	1,697,221	1,714,194
Industrials 23.5%				44,912,373
Apex Service Partners LLC, 2019 Term Loan (3 month LIBOR + 5.250%)	6.250	07-31-25	4,974,796	4,974,796
Apex Service Partners LLC, 2020 1st Lien Delayed Draw Term Loan (3 month LIBOR + 5.500%)	6.500	07-31-25	131,834	130,515
Apex Service Partners LLC, 2020 Term Loan (2 and 3 month LIBOR + 5.500%)	6.500	07-31-25	1,736,902	1,736,902
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-21 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
BHI Investments LLC, 1st Lien Term Loan (3 month LIBOR + 4.500%)	5.500	08-28-24	2,984,536	$2,984,536
GSM Acquisition Corp., Delayed Draw Term Loan (3 month LIBOR + 5.000%)	6.000	11-16-26	478,082	482,863
GSM Acquisition Corp., Term Loan (3 and 6 month LIBOR + 5.000%)	6.000	11-16-26	5,492,563	5,547,489
IOP Monroe Acquisition, Inc., Term Loan (3 month LIBOR + 5.500%)	6.500	04-01-22	4,247,810	4,247,810
ISS Compressors Industries, Inc., 2020 Term Loan (3 month LIBOR + 5.500%)	6.500	02-05-26	2,722,478	2,710,646
Octo Consulting Group LLC, Term Loan (1 month LIBOR + 4.750%)	5.500	04-30-25	7,229,862	7,237,752
Orion Group HoldCo LLC, Term Loan (6 month LIBOR + 5.000%)	6.000	03-01-28	3,222,222	3,157,778
Paint Intermediate III LLC, 1st Lien Term Loan (6 month LIBOR + 4.250%)	5.250	06-14-24	2,984,733	2,984,733
The S2 HR Group LLC, Revolver (1 month LIBOR + 4.750%)	5.750	05-31-25	336,943	335,862
The S2 HR Group LLC, Term Loan (1 month LIBOR + 4.750%)	5.750	05-31-25	4,256,318	4,256,318
Thermostat Buyer LLC, Term Loan A (3 month LIBOR + 4.250%)	5.250	02-22-25	4,124,373	4,124,373
Information technology 7.6%				14,517,178
Drilling Info, Inc., 2018 Term Loan (1 month LIBOR + 4.250%)	4.359	07-30-25	4,974,498	4,974,498
MRI Software LLC, 2020 Revolver (3 month LIBOR + 5.500%)	6.500	02-10-26	15,902	15,983
MRI Software LLC, 2020 Term Loan B (3 month LIBOR + 5.500%)	6.500	02-10-26	4,528,764	4,551,886
Nxgen Buyer, Inc., Term Loan (1 month LIBOR + 4.500%)	5.500	10-31-25	4,974,811	4,974,811
Materials 15.8%				30,269,874
Comar Holding Company LLC, 2018 Term Loan (1 month LIBOR + 5.500%)	6.500	06-18-24	1,750,187	1,749,031
Comar Holding Company LLC, Delayed Draw Term Loan (1 month LIBOR + 5.500% and 3 month LIBOR + 6.000%)	6.674	06-18-24	948,318	961,199
Comar Holding Company LLC, First Amendment Term Loan (1 month LIBOR + 5.500%)	6.500	06-18-24	1,595,111	1,594,057
DCG Acquisition Corp., Second Lien Term Loan (3 month LIBOR + 8.500%)	8.615	09-30-27	5,000,000	5,050,000
Fortis Solutions Group LLC, Delayed Draw Term Loan (1 month LIBOR + 5.000%)	6.000	12-15-23	1,018,146	1,018,146
Fortis Solutions Group LLC, Term Loan (1 month LIBOR + 5.000%)	6.000	12-15-23	3,082,690	3,082,690
Liqui-Box Holdings, Inc., Term Loan B (3 month LIBOR + 4.500%)	5.500	02-26-27	2,984,962	2,965,143
Polymer Solutions Group LLC, 2019 Term Loan (3 month LIBOR + 4.750%)	5.750	11-26-26	1,908,213	1,908,213
Spartech Blocker Acquisition LLC, Term Loan (3 month LIBOR + 4.500%)	5.500	10-17-25	4,731,028	4,649,833
Walnut Parent, Inc., Term Loan (1 month LIBOR + 5.500%)	6.500	11-09-27	7,231,875	7,291,562

	Yield (%)	Shares	Value

Short-term investments 20.9%			$39,952,563
(Cost $39,952,563)
Short-term funds 20.9%			39,952,563
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0359(C)	39,952,563	39,952,563

See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Portfolio of investments 3-31-21 (unaudited)

Total investments (Cost $189,136,558) 100.4%	$191,968,722
Other assets and liabilities, net (0.4%)	(788,734)
Total net assets 100.0%	$191,179,988

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(A)	Securities are valued using significant unobservable inputs and are classified as Level 3 in the fair value hierarchy.
(B)	Senior loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(C)	The rate shown is the annualized seven-day yield as of 3-31-21.
See notes to Portfolio of investments

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-21 (unaudited)

Security valuation. Investments are valued at the end of each month at a minimum. The fund invests primarily in senior loans. The Board of Trustees oversees the process of the fund’s valuation of its portfolio securities, assisted by the fund’s Pricing Committee (composed of officers of the Trust), which calculates fair value determinations pursuant to procedures adopted by the Board. Assets that are not publicly traded or whose market prices are not readily available are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. In connection with that determination, portfolio valuations are prepared in accordance with the fund’s valuation policy using valuation obtained from independent valuation firms and/or proprietary models.
Valuation techniques include discounted cash flow models, comparison with similar instruments for which observable market prices exist and other valuation models. Assumptions and inputs used in valuation techniques include risk-free and benchmark interest rates, credit spreads and other inputs used in estimating discount rates. For senior loans, the fund uses valuations from independent valuation firms, which are based on models developed from recognized US generally accepted accounting principles valuation approaches under ASC 820. Some or all of the significant inputs into these models may be unobservable and are derived either from observable market prices or rates or are estimated based on unobservable assumptions. Valuation models that employ significant unobservable inputs require a higher degree of management judgment and estimation in the determination of fair value. Judgment and estimation are usually required for the selection of the appropriate valuation model to be used, determination of expected future cash flows on the financial instrument being valued, determination of the probability of counterparty default and prepayments and selection of appropriate discount rates.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
Senior loan investments are measured at fair value based on the present value of the expected cash flows of the loans. There are no quoted prices in active markets. Assumptions and inputs used in the valuation of senior loan investments include prepayment estimates, determination of the discount rate based on the risk-free interest rate adjusted for credit risk (including estimation of probability of default), liquidity and any other adjustments that the independent valuation firm believes that a third-party market participant would take into account in pricing a transaction. Senior loan investment valuations rely primarily on the use of significant unobservable inputs, including credit assumptions, which require significant judgment and, accordingly, are classified as Level 3.
Other debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Other debt obligations are generally classified as Level 2.
Investments in open-end mutual funds are valued at their respective net asset values each business day and are generally classified as Level 1.

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-21 (unaudited)

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2021 by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 Significant observable inputs	Level 3 Significant unobservable inputs
Investments in securities:
Assets
Senior loans	$152,016,159	—	—	$152,016,159
Short-term investments	39,952,563	$39,952,563	—	—
Total investments in securities	$191,968,722	$39,952,563	—	$152,016,159
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. There were no transfers into or out of Level 3 during the period.
Senior loans
Balance as of 12-31-20	$143,251,998
Purchases	17,606,695
Sales	(9,994,075)
Realized gain (loss)	40,210
Net amortization of (premium) discount	121,673
Change in unrealized appreciation (depreciation)	989,658
Balance as of 3-31-21	$152,016,159
Change in unrealized appreciation (depreciation) at period end*	$1,206,656
*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 3-31-21	Valuation technique	Significant unobservable inputs	Input/Range	Input weighted average*
Senior loans	$152,016,159	Discounted cash flow	Discount rate	2.96% - 8.14%	5.76%
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2021 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Due to the inherent uncertainty of determining the fair value of Level 3 investments, the fair value of the investments may differ significantly from the values that would have been used had a ready market for such securities existed and may differ materially from the values that may ultimately be received or settled. Further, such investments will generally be subject to legal and other restrictions, or otherwise will be less liquid than publicly traded instruments. If the fund is required to liquidate a portfolio investment in a forced or liquidation sale, the fund might realize significantly less than the value at which such investment will have been previously been recorded. The fund’s investments will be subject to market risk. Market risk is the potential for changes in the value due to market changes. Market risk is directly impacted by the volatility and liquidity in the markets in which the investments are traded.
As of March 31, 2021, the fund had the following unfunded commitments outstanding:

John Hancock GA Senior Loan Trust
Notes to Portfolio of investments 3-31-21 (unaudited)

Unfunded Term Loan	Principal on Delayed Draw Term Loan	Principal on Revolver	Unrealized Appreciation (Depreciation)
Andretti Buyer LLC	-	$897,364	($2,848)
Apex Service Partners LLC	$328,105	-	(3,281)
Avtex Solutions LLC	-	293,287	-
Cerity Partners LLC	1,537,879	439,394	6,915
Comar Holding Company LLC	412,036	276,184	(455)
Fortis Solutions Group LLC	-	876,698	-
GC Waves Holdings, Inc.	-	867,298	-
GSM Acquisition Corp.	438,671	825,949	12,647
High Street Insurance Partners, Inc.	2,167,845	-	-
IOP Monroe Acquisition, Inc.	-	627,254	-
ISS Compressors Industries, Inc.	-	251,151	(1,091)
Leg, Inc.	-	637,974	-
MB2 Dental Solutions LLC	1,713,480	-	-
Medbio LLC	-	652,174	6,522
MRI Software LLC	130,328	302,135	2,208
Oakbridge Insurance Agency LLC	3,265,766	342,905	(27,615)
Orion Group Holdco LLC	3,356,481	671,296	(80,555)
Polymer Solutions Group Finance LLC	618,357	463,768	(2,002)
Simplicity Financial Marketing Holdings, Inc.	1,267,206	460,903	17,281
The S2 HR Group LLC	-	385,078	-
Therapeutic Research Center LLC	-	303,131	(4,547)
Thermostat Buyer LLC	-	853,419	-
Worldwide Facilities LLC	271,188	729,900	-
ZBS Alliance Animal Health LLC	577,297	429,676	15,843
Total	$16,084,639	$11,586,938	($60,978)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.